Redeemable convertible preferred shares - Significant estimates (Details) - Conversion features and redemption features of preferred stock - Discounted cash flow approach	12 Months Ended
Dec. 31, 2017
Terminal growth rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation measurement input	3.00%
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation measurement input	18.30%
Maximum | Average spending per customer
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation measurement input	19.00%